Lease - Schedule of Supplemental Information Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Information Operating Leases [Abstract]
Right-of-use assets	$ 938,100	$ 2,660,535
Operating lease liabilities, current	(1,262,994)	(1,041,197)
Operating lease liabilities, non-current		$ (1,623,876)
Weighted average remaining lease terms	1 year	3 years 4 months 24 days
Weighted average discount rate	4.67%	5.24%